Share-Based Payment Arrangements (Valuation Inputs) (Details)	6 Months Ended
Dec. 31, 2019 GBP (£) £ / shares
2019 Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share) | £ / shares	£ 31.79
Risk-free rate	2.91%
Expected volatility	36.00%
Expected dividends	0.00%
Fair value of option (in gbp per share) | £	£ 16.51
2018 Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in gbp per share) | £ / shares	£ 24.87
Risk-free rate	2.91%
Expected volatility	36.00%
Expected dividends	0.00%
Fair value of option (in gbp per share) | £	£ 5.74